Average Annual Total Returns{- Utilities Portfolio} - 02.28 Select Portfolios: Group 10 Utilities Sector PRO-09 - Utilities Portfolio	Utilities Portfolio-Default Return Before Taxes Past 1 year	Utilities Portfolio-Default Return Before Taxes Past 5 years	Utilities Portfolio-Default Return Before Taxes Past 10 years	Utilities Portfolio-Default After Taxes on Distributions Past 1 year	Utilities Portfolio-Default After Taxes on Distributions Past 5 years	Utilities Portfolio-Default After Taxes on Distributions Past 10 years	Utilities Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Utilities Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Utilities Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	0.57%	12.49%	11.04%	(0.65%)	11.28%	10.00%	1.07%	9.82%	8.93%	18.40%	15.22%	13.88%	(0.74%)	11.43%	11.27%